Stockholders' Equity (Details Narrative)															3 Months Ended			9 Months Ended			12 Months Ended
	Aug. 27, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 06, 2019 USD ($) shares	Mar. 26, 2019 USD ($) $ / shares shares	Dec. 17, 2018 shares	Nov. 15, 2018 USD ($) $ / shares shares	Nov. 15, 2018 $ / shares shares	Sep. 04, 2018 USD ($) shares	Aug. 31, 2018 Days $ / shares shares	Apr. 19, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Jan. 30, 2018 $ / shares shares	Jan. 18, 2018 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Sep. 30, 2020 shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2016 $ / shares
Sale of common stock														10,057
Common stock issued															4,061,882				4,061,882		1,633,394	374,285
Issuance of Series A Preferred stock for services, shares																					3,333
Common stock amount granted to service provider | $																						$ 25,000
Issuance of common stock for cash, shares																						213,707
Issuance of shares value | $																$ 1,985,001	$ 300,000				$ 300,000
Stock consideration paid | $														$ 300,000
Preferred stock authorized															5,000,000				5,000,000		5,000,000	5,000,000
Preferred stock par value | $ / shares															$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Warrants exercise price | $ / shares											$ 15.60										$ 6.00	$ 59.04		$ 0.00
Volume weighted average price | $ / shares										$ 27.60
Vested shares granted of common stock																			99,072		214,239
Additional paid in capital | $																	$ 26,199,595			$ 30,326,963			$ 27,583,920
Unamortized stock compensation | $																			$ 162,766
Weighted-average recognition period																			1 year 3 months 26 days		2 years 29 days
Non-cash share based compensation | $															$ 50,063				$ 588,056	2,435,538	$ 3,793,520	$ 709,000
Expense for stock based compensation | $															97,079
Stock based compensation reversed | $															147,142
Additional paid in capital with share based compensation | $															$ 56,074				592,780
Warrant term											5 years
Exercise measuring period										25,000
Share Price [Member]
Warrants exercise price | $ / shares						$ 3.90	$ 3.90				$ 13.20
Expected Term [Member] | Minimum [Member]
Warrant term						4 years 6 months 3 days	4 years 6 months 3 days
Expected Term [Member] | Maximum [Member]
Warrant term						5 years	5 years
Risk Free Interest Rate [Member]
Warrants, measurement input											0.0263
Risk Free Interest Rate [Member] | Minimum [Member]
Warrants, measurement input						2.77	2.77
Risk Free Interest Rate [Member] | Maximum [Member]
Warrants, measurement input						2.78	2.78
Volatility [Member]
Warrants, measurement input						144.3	144.3				1.2063
Dividend Rate [Member]
Warrants, measurement input						0	0				0.00
Restricted Stock Units [Member]
Issuance of shares value | $		$ 260,000
Number of restricted shares issued			244,643
Personal witholding taxes | $			$ 183,333
Shares of common stock retired			120,658
General and administrative expenses | $																			$ 66,005	172,142
General and Administrative Expense [Member]
Common stock amount granted to service provider | $																					$ 31,800
Series K Warrant [Member]
Issuance of common stock for cash, shares																			277,778
Warrants to purchase share of common stock						277,778	277,778
Warrants exercise price | $ / shares						$ 3.54	$ 3.54
Proceeds from exercise of warrants | $																			$ 16,667
Ownership percentage						9.99%	9.99%
Proceeds from issuance of warrants | $						$ 983,329
Common stock exercisable price | $ / shares						$ 0.06	$ 0.06
Warrants expiration period																			Expire through the years 2020-2023.
Series Seed Preferred Stock [Member]
Conversion of shares, stock converted													275,691
Issuance of Series A Preferred stock for services, shares
Common stock amount granted to service provider | $
Issuance of common stock for cash, shares
Issuance of shares value | $
Preferred stock authorized															842,405				842,405		842,405	275,691
Series A Preferred Stock [Member]
Conversion of shares, stock converted													611,944
Issuance of Series A Preferred stock for services, shares																						8,034
Common stock amount granted to service provider | $																						$ 1
Issuance of common stock for cash, shares											11,093
Issuance of shares value | $											$ 2,612,500
Preferred stock authorized															1,963,877				1,963,877		1,963,877	642,728
Series H Convertible Preferred Stock [Member]
Issuance of common stock for cash, shares													8
Preferred stock par value | $ / shares													$ 616
Preferred stock, conversion price | $ / shares													$ 36.96
Ownership percentage													9.99%
Series H Preferred Stock [Member]
Issuance of Series A Preferred stock for services, shares
Common stock amount granted to service provider | $
Issuance of common stock for cash, shares
Issuance of shares value | $
Preferred stock authorized															8,500				8,500		8,500	8,500
Preferred stock par value | $ / shares													$ 154
Preferred stock, conversion price | $ / shares													$ 36.96
Aggregate issued and outstanding shares Percentage													9.99%
Series H 1 Convertible Preferred Stock [Member]
Preferred stock authorized													9,488
Series H 2 Convertible Preferred Stock [Member]
Preferred stock authorized													3,500
Preferred stock par value | $ / shares													$ 138
Series H-3 Preferred Stock [Member]
Issuance of common stock for cash, shares													2,189
Preferred stock par value | $ / shares													$ 552
Preferred stock, conversion price | $ / shares													$ 33.12
Aggregate issued and outstanding shares Percentage													9.99%
Ownership percentage													9.99%
Series H-4 Convertible Preferred Stock [Member]
Conversion of shares, stock converted					224		25,475												21,591
Issuance of Series A Preferred stock for services, shares											1,371
Issuance of common stock for cash, shares						187,267		260,116	25,000
Preferred stock authorized											30,000
Preferred stock par value | $ / shares											$ 235.50
Preferred stock, conversion price | $ / shares											$ 3.60
Aggregate issued and outstanding shares Percentage											9.99%
Warrants to purchase share of common stock								260,116
Warrants exercise price | $ / shares						$ 3.60	$ 3.60
Conversion price | $ / shares									$ 3.60
Volume weighted average price | $ / shares									$ 35.10
Trading days | Days									10
Deemed diviend | $						$ 63,760
Proceeds from exercise of warrants | $								$ 936,423
Ownership percentage											9.99%
Series H-4 Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock authorized											30,000
Preferred stock par value | $ / shares											$ 235.50
Series H-4 Convertible Preferred Stock [Member] | Floor [Member]
Conversion price | $ / shares											$ 2.82
Series J Warrants [Member]
Deemed diviend | $						1,019,040
Difference of fair value amount | $						129,476
Fair value of warrants | $						$ 889,564															$ 889,564
Series J Warrants [Member] | Minimum [Member]
Warrant term																					4 years 6 months 3 days
Series J Warrants [Member] | Maximum [Member]
Warrant term																					5 years
Series J Warrants [Member] | Share Price [Member]
Warrants exercise price | $ / shares																					$ 3.90
Series J Warrants [Member] | Volatility [Member]
Warrants, measurement input																					1.443
Series J Warrants [Member] | Dividend Rate [Member]
Warrants, measurement input																					0.00
Common Stock [Member]
Proceeds from common stock | $																			$ 16,667
Issuance of Series A Preferred stock for services, shares																			116,666
Common stock amount granted to service provider | $
Issuance of common stock for cash, shares																478,469	10,057				10,057
Issuance of shares value | $																$ 48	$ 1				$ 1
Common stock reserved															12,477				12,477
Common Stock [Member] | General and Administrative Expense [Member]
Common stock amount granted to service provider | $																			$ 222,200
Common Stock [Member] | Series H-4 Convertible Preferred Stock [Member]
Common stock issued															1,412,420				1,412,420
Conversion of shares, stock converted																			21,591
Common Stock [Member] | Series K Warrant [Member]
Common stock issued for exercise of warrant																		277,778
Common Stock [Member] | Series Seed Preferred Stock [Member]
Conversion of shares, stock converted													45,949
Common Stock [Member] | Series A Preferred Stock [Member]
Conversion of shares, stock converted													101,991
Common Stock [Member] | Series H-4 Convertible Preferred Stock [Member]
Conversion of shares, stock converted																			1,412,420
Preferred Stock [Member]
Preferred stock authorized															5,000,000				5,000,000
Preferred stock par value | $ / shares															$ 0.0001				$ 0.0001
Warrant [Member] | Series H-4 Convertible Preferred Stock [Member]
Issuance of Series A Preferred stock for services, shares											22,850
Issuance of common stock for cash, shares											1,371
Warrants to purchase share of common stock											447,383
Warrants exercise price | $ / shares											$ 15.60
Warrant [Member] | Series H-4 Convertible Preferred Stock [Member] | Share Price [Member]
Warrants exercise price | $ / shares											$ 13.20
Warrant [Member] | Series H-4 Convertible Preferred Stock [Member] | Expected Term [Member]
Warrant term											5 years
Increase decrease in additional paid in capital | $																$ 568,648
Warrant [Member] | Series H-4 Convertible Preferred Stock [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input											2.63
Warrant [Member] | Series H-4 Convertible Preferred Stock [Member] | Volatility [Member]
Warrants, measurement input											120.63
Warrant [Member] | Series H-4 Convertible Preferred Stock [Member] | Dividend Rate [Member]
Warrants, measurement input											0
Investor [Member] | Series H-4 Convertible Preferred Stock [Member]
Conversion of shares, stock converted					224
Director [Member] | Common Stock [Member]
Issuance of common stock for cash, shares																			31,646
Director [Member] | Common Stock [Member] | General and Administrative Expense [Member]
Issuance of shares value | $																			$ 25,000
Grantee [Member] | Common Stock [Member]
Stock consideration paid | $																			$ 9,857
Two Members of Management [Member] | Restricted Stock Units [Member]
Number of restricted shares issued												244,643
Fari value of restricted share value | $												$ 3,243,966
Board of Directors [Member]
Additional paid in capital | $																	$ 1,119,294			$ 1,119,294			$ 1,119,294
Board of Directors [Member] | Restricted Stock Units [Member]
Vested shares granted of common stock	164,559
Vested shares not been issued	132,913
Additional paid in capital | $	$ 25,000
One Board Member [Member] | Restricted Stock Units [Member]
Vested shares granted of common stock	31,646
Holders [Member] | Series H-4 Convertible Preferred Stock [Member] | Repricing Offer Letter [Member]
Volume weighted average price | $ / shares									$ 9.00
Trading days | Days									10
Reduced warrants exercise price | $ / shares									$ 3.60
Exercise measuring period									25,000
Warrant description									The terms of the Series J Warrants are substantially identical to the terms of the Series H-4 Warrants except that (i) the exercise price is equal to $6.00, (ii) the Series J Warrants may be exercised at all times beginning on the 6-month anniversary of the issuance date on a cash basis and also on a cashless basis, (iii) the Series J Warrants do not contain any provisions for anti-dilution adjustment and (iv) the Company has the right to require the Holders to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise if the volume-weighted average price (as defined in the Series J Warrant) for the Company's common stock equals or exceeds $9.00 for not less than ten consecutive trading days.
Securities Purchase Agreement [Member] | Series H-4 Convertible Preferred Stock [Member]
Conversion of shares, stock converted											424,533
Preferred stock authorized											25,472
Preferred stock par value | $ / shares											$ 0.0001
Warrants to purchase share of common stock											424,533
Warrants exercise price | $ / shares											$ 15.60
Purchase price per share | $ / shares											$ 235.50
Closing price of common stock, description											The closing price of the Common Stock on the Nasdaq Capital Market on March 7, 2018, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-4 Shares and Warrants was approximately $6.0 million. Subject to certain ownership limitations, the Warrants are immediately exercisable from the issuance date and are exercisable for a period of five years from the issuance date.
Securities Purchase Agreement [Member] | IPO [Member] | Investor [Member] | Common Stock [Member]
Sale of common stock				478,469
Shares issued price per share | $ / shares				$ 0.0001
Offering price | $ / shares				$ 4.18
Proceeds from common stock | $				$ 1,985,001
Offering expenses | $				$ 15,000
Warrant Exchange Agreements [Member]
Issuance of shares value | $										$ 972,368
Warrants retired amount | $										655,507
Deemed diviend | $										$ 316,861
Warrant Exchange Agreements [Member] | Minimum [Member]
Warrant term										3 years
Warrant Exchange Agreements [Member] | Maximum [Member]
Warrant term										4 years 1 month 16 days
Warrant Exchange Agreements [Member] | Share Price [Member]
Warrants exercise price | $ / shares										$ 10.32
Warrant Exchange Agreements [Member] | Expected Term [Member] | Minimum [Member]
Warrant term										3 years
Warrant Exchange Agreements [Member] | Expected Term [Member] | Maximum [Member]
Warrant term										4 years 1 month 16 days
Warrant Exchange Agreements [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Warrants, measurement input										2.76
Warrant Exchange Agreements [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Warrants, measurement input										2.94
Warrant Exchange Agreements [Member] | Volatility [Member] | Minimum [Member]
Warrants, measurement input										103
Warrant Exchange Agreements [Member] | Volatility [Member] | Maximum [Member]
Warrants, measurement input										110
Warrant Exchange Agreements [Member] | Dividend Rate [Member]
Warrants, measurement input										0.00
Warrants dividend yield value | $										$ 0
Warrant Exchange Agreements [Member] | Series I Warrants [Member]
Issuance of common stock for cash, shares										48,786
Warrants exercise price | $ / shares										$ 13.80
Purchase shares of common stock | $										$ 73,178
Warrant Exchange Agreements [Member] | Merger Warrant Holders [Member]
Warrants exchange description										The Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of Common Stock and 1/12 of a warrant to purchase a share of Common Stock.